Contract liabilities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
Customer deposits and advances, totaled	$ 178,636	$ 65,464
Revenue opening balance of contract liabilities	$ 65,464	$ 208,271
Majority of contract liabilities expected to be recognized as revenue	3 months